RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Balances And Transactions
Balances with related parties:

	December 31,
	2019	2018

Trade accounts receivable	47	158
Trade accounts payable	115	170
Controlling shareholder loans	3,472	2,668

b.	Transactions with related parties:

	Year ended December 31,
	2019	2018	2017

Revenues	226	821	604
Purchases, general and administrative expenses	323	313	469
Interest from Loans from controlling shareholder	121	113	-